SCHEDULE OF FINANCIAL INFORMATION FOR SIGNIFICANT SUBSIDIARIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
Current assets	$ 8,780		$ 8,780		$ 43,509	$ 366,020
Current liabilities	(5,420,899)		(5,420,899)		(4,559,556)	(2,854,360)
Net (loss) income	174,050	$ 721,929	764,153	$ 1,720,167
Seamless Group Inc [Member]
Condensed Financial Statements, Captions [Line Items]
Current assets	88,235,692		88,235,692		103,361,724	121,206,663	[1]
Non-current assets	37,371,607		37,371,607		38,128,708	39,383,831	[1]
Current liabilities	(164,300,980)		(164,300,980)		(173,862,148)	(172,652,016)	[1]
Non-current liabilities	$ (3,821,054)		(3,821,054)		(3,813,583)	(9,715,909)	[1]
Revenue			24,110,787	27,165,419	53,255,361	55,500,917
Net (loss) income			$ (6,849,161)	$ (7,080,814)	(15,306,550)	(16,678,135)
Subsidiaries [Member] | Seamless Group Inc [Member]
Condensed Financial Statements, Captions [Line Items]
Current assets					119,483,614	138,666,772
Non-current assets					8,145,689	7,578,365
Current liabilities					109,261,136	121,931,207
Non-current liabilities					2,566,977	3,156,719
Revenue					58,493,819	60,052,470
Net (loss) income					$ (3,810,481)	$ (2,550,363)

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.